Loans and financing - Long term loans maturity (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long term loans maturity
Total long term loans	R$ 2,881.8	R$ 2,107.6
Property and equipment (carrying value) used as collateral (Note 14)	2,357.0	2,626.4
Later than one year and not later than two years
Long term loans maturity
Total long term loans		629.6
Later than two years and not later than three years
Long term loans maturity
Total long term loans	292.7	337.7
Later than three years and not later than four years
Long term loans maturity
Total long term loans	434.7	330.9
Later than four years and not later than five years
Long term loans maturity
Total long term loans	367.2	263.8
Later than five years
Long term loans maturity
Total long term loans	R$ 1,787.2	R$ 545.6